Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Assets Held for Sale

ASSETS CLASSIFIED AS HELD FOR SALE

Million US dollar	31 December 2017	31 December 2016

Balance at the end of previous year as reported	16 439	48
Adjustments	19	—
Balance at the end of previous year as adjusted	16 458	48
Combination with SAB	—	24 805
Disposals from SAB transaction-related divestitures	(15 514)	(16 342)
Reclassified to assets held for sale in the period	91	7 959
Disposals	(26)	(28)
Effect of movements in foreign exchange	132	(51)
Other movements	(1 008)	48

Balance at the end of year as reported	133	16 439
Balance at the end of year as adjusted	—	16 458

Summary of Liabilities Associated With Assets Held for Sale

LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE

Million US dollar	31 December 2017	31 December 2016

Balance at the end of previous year	2 174	—
Reclassified to assets held for sale in the period	—	2 174
Disposals from SAB transaction-related divestitures	(1 166)	—
Other movements	(1 008)	—

Balance at the end of year	—	2 174